PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT	Premises and Equipment
Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2022	2021
Land and land improvements	$49,016	$49,402
Buildings	157,620	155,337
Furniture and fixtures	69,855	70,847
Leasehold improvements	32,515	30,190
Construction in progress	5,644	8,145
	314,650	313,921

Less: Accumulated depreciation and amortization	125,570	120,881
Total	$189,080	$193,040

Depreciation expense recorded on premises and equipment in 2022, 2021 and 2020 was $12.9 million, $14.1 million and $15.4 million, respectively.